Subsequent Events (Details) - USD ($)					12 Months Ended
	Feb. 05, 2024	Feb. 03, 2024	Jan. 11, 2024	May 08, 2023	Dec. 31, 2023	Jun. 30, 2024	Feb. 27, 2024	May 26, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Trust account amount					$ 20,850,793				$ 119,220,016
Purchase price amount								$ 1,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Public stockholders shares			1,700,000
Subsequent Event [Member] | Common Stock [Member] | Minimum [Member]
Subsequent Events [Line Items]
Public stockholders shares			1,500,000
Class A Common Stock [Member]
Subsequent Events [Line Items]
Par value			$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Redeem aggregate shares	273,334			9,577,250
Trust account amount	$ 17,900,000			$ 20,000,000	$ 20,000,000
Class A Common Stock [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Redeem aggregate shares	273,334			9,577,250	9,577,250
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Par value			$ 0.0001
Redeem aggregate shares		273,334
Trust account amount		$ 17,900,000
Class A Common Stock [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Public stockholders shares			1,500,000
Class A Common Stock [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Public stockholders shares			1,700,000
Forecast [Member]
Subsequent Events [Line Items]
Purchase price amount							$ 2,700,000
Forecast [Member] | Minimum [Member]
Subsequent Events [Line Items]
Purchase price amount							1,000,000
Forecast [Member] | Maximum [Member]
Subsequent Events [Line Items]
Purchase price amount							2,700,000
Forecast [Member] | Note Purchase Agreement [Member]
Subsequent Events [Line Items]
Purchase price amount							1,000,000
Forecast [Member] | Note Purchase Agreement [Member] | Minimum [Member]
Subsequent Events [Line Items]
Purchase price amount							1,000,000
Forecast [Member] | Note Purchase Agreement [Member] | Maximum [Member]
Subsequent Events [Line Items]
Purchase price amount							$ 2,700,000